Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Derivative liabilities	$ 12,451	$ 15,312
Deferred Rosemont acquisition consideration	9,713	0
Gold prepayment liability	71,394	0
Agreements with communities recorded at amortized cost	7,144	9,401
Other financial liabilities, current	100,702	24,713
Non-current
Deferred Rosemont acquisition consideration	17,805	25,961
Gold prepayment liability	68,614	137,031
Wheaton refund liability	5,424	0
Agreements with communities recorded at amortized cost	29,129	31,386
Other financial liabilities, non-current	120,972	194,378
Other financial liabilities	$ 221,674	$ 219,091